Note 3 - Material Accounting Policy Information (Details Textual) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Allowance account for credit losses of financial assets at end of period	$ 0	$ 0	$ 0